Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and Cash Equivalents	$ 0	$ 0
Total Current Assets	0	0
Note Receivable - Related Party	0	250,000
Accrued Interest	0	2,823
TOTAL ASSETS	0	252,823
CURRENT LIABILITIES
Accounts Payable and Accrued Expenses	24,218	14,712
Liabilities Held for Sale	0	0
Total Current Liabilities	24,218	14,712
STOCKHOLDERS' EQUITY
Preferred Stock, $0.01 par value, 20,000,000 authorized. none issued and outstanding	0	0
Additional Paid-in-Capital	2,176,757	2,174,136
Subscription Deposits	0	2,625
Accumulated Deficit	(2,210,643)	(1,948,314)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 0	$ 252,823